SIGNIFICANT ACCOUNTING POLICIES - Weighted average estimated fair value of employee stock (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend yield			0.00%
Minimum [Member]
Dividend yield	1.13%	0.00%
Expected volatility	38.08%	37.74%	41.78%
Risk-free interest	1.66%	2.40%	1.81%
Expected life	4 years 9 months	4 years 9 months 11 days	4 years 9 months 7 days
Maximum [Member]
Dividend yield	1.64%	2.66%
Expected volatility	39.34%	41.72%	47.25%
Risk-free interest	2.59%	3.06%	2.14%
Expected life	5 years 2 months 16 days	5 years 3 months 7 days	5 years 3 months 11 days